MARKETABLE SECURITIES	3 Months Ended
Mar. 31, 2016
Long-term Investments [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
Marketable securities at March 31, 2016 and December 31, 2015 consist of an equity security. At both March 31, 2016 and December 31, 2015, the cost basis of this equity security was $8.7 million, with gross unrealized gains of $3.0 million which are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet.